Lease (Details) - Schedule of Lease Payments - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance lease cost:
Depreciation
Interest on lease liabilities
Operating lease cost	45,167	190,040
Short-term lease cost	2,062	38,900
Variable lease cost
Sublease income
Total lease cost	47,229	228,940
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	80,015	182,060
Financing cash flows from finance leases
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 338,525
Weighted-average remaining lease term – finance leases
Weighted-average remaining lease term – operating leases	1 year 8 months 12 days	2 years
Weighted-average discount rate – finance leases
Weighted-average discount rate – operating leases	8.00%	8.00%